INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 48	$ 113
Work in progress	100	96
Finished products	5,844	5,579
Total	$ 5,992	$ 5,788